Allowance for Loan Losses (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Allowance for Loan and Lease Losses [Roll Forward]
Balance at beginning of period				$ 9,863					$ 9,863
Provision for loan losses	$ 417	$ 880	$ 582	311	$ 797	$ 1,017	$ 360	$ 335	2,190	$ 2,509	$ 1,539
Balance at end of period	11,820				9,863				11,820	9,863
Allowance for loan losses [Member]
Allowance for Loan and Lease Losses [Roll Forward]
Balance at beginning of period				9,863				7,797	9,863	7,797	6,916
Provision for loan losses									2,190	2,509	1,539
Loans charged-off									(450)	(557)	(723)
Recoveries of loans previously charged-off									217	114	65
Balance at end of period	11,820				9,863				11,820	9,863	7,797
Real estate: Residential - 1 to 4 family [Member]
Allowance for Loan and Lease Losses [Roll Forward]
Balance at beginning of period				1,036				955	1,036	955	975
Provision for loan losses									293	109	277
Loans charged-off									(208)	(102)	(335)
Recoveries of loans previously charged-off									28	74	38
Balance at end of period	1,149				1,036				1,149	1,036	955
Real estate: Multi-family and commercial [Member]
Allowance for Loan and Lease Losses [Roll Forward]
Balance at beginning of period				5,033				3,607	5,033	3,607	3,395
Provision for loan losses									631	1,691	355
Loans charged-off									(50)	(289)	(144)
Recoveries of loans previously charged-off									110	24	1
Balance at end of period	5,724				5,033				5,724	5,033	3,607
Real estate: Construction [Member]
Allowance for Loan and Lease Losses [Roll Forward]
Balance at beginning of period				516				254	516	254	169
Provision for loan losses									436	262	85
Loans charged-off									0	0	0
Recoveries of loans previously charged-off									0	0	0
Balance at end of period	952				516				952	516	254
Commercial Business [Member]
Allowance for Loan and Lease Losses [Roll Forward]
Balance at beginning of period				2,625				2,382	2,625	2,382	1,875
Provision for loan losses									632	393	666
Loans charged-off									(68)	(165)	(164)
Recoveries of loans previously charged-off									77	15	5
Balance at end of period	3,266				2,625				3,266	2,625	2,382
Consumer [Member]
Allowance for Loan and Lease Losses [Roll Forward]
Balance at beginning of period				$ 653				$ 599	653	599	502
Provision for loan losses									198	54	156
Loans charged-off									(124)	(1)	(80)
Recoveries of loans previously charged-off									2	1	21
Balance at end of period	$ 729				$ 653				$ 729	$ 653	$ 599